Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2020
Entity Registrant Name	dei_EntityRegistrantName	FORUM FUNDS II
Entity Central Index Key	dei_EntityCentralIndexKey	0001576367
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 23, 2020
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2020
Prospectus Date	rr_ProspectusDate	Nov. 01, 2020
Acuitas US Microcap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ACUITAS US MICROCAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Acuitas US Microcap Fund’s (the “Fund”) investment objective is capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the equity securities of microcap companies that (i) are headquartered in the United States, or (ii) generate at least 50% of their revenue from activity in the United States. For the purposes of this policy, microcap companies are those with market capitalizations of less than $1 billion at time of purchase. The Fund will invest primarily in equity securities, which may include common stock, preferred stock, depositary receipts, common and preferred stock of real estate investment trusts (“REITs”), exchange-traded funds (“ETFs”) consisting primarily of common stocks, rights, warrants, initial public offerings (“IPOs”), publicly traded partnerships, and securities convertible into common stock. From time to time, the Fund may invest in index futures contracts for the purpose of equitizing the Fund’s cash balance. The extent to which the Fund invests in index futures contracts will be determined by the Fund’s short-term cash flows but is generally not expected to exceed 5% of the Fund’s net assets.

The Fund will pursue its investment objective using a “multi-manager” process, allocating assets among a carefully chosen group of asset managers (the “Subadvisers”). The Adviser will select the Fund’s Subadvisers using its manager research and selection process which seeks to identify investment managers that are likely to achieve out performance over a long time horizon.

The Adviser’s investment manager selection process is research driven. The Adviser develops a strong fundamental understanding of each potential investment manager’s investment process, what types of securities the investment manager is likely to invest in, and in what markets that investment manager would be likely to perform well or poorly. The Adviser may select Subadvisers that invest in any combination of value, growth or core micro-cap investments in an effort to diversify the Fund’s portfolio while capitalizing on the underlying managers’ stock selection skills.

In selecting investments for the Fund, each Subadviser may identify microcap companies across many industries that are expected to benefit from long-term industry, general market, or company-specific trends. Each Subadviser may select securities based upon fundamental analysis of industries and the economic cycle, company-specific analysis such as product cycles and quality of management, rigorous valuation analysis, or a number of other criteria intended to help the Fund achieve its investment objective. Subadvisers may sell the Fund’s investments to secure gains, limit losses or reinvest in more promising investment opportunities. The Fund is not limited by a fixed allocation of assets to equity securities of either growth or value companies and, depending on the economic environment and judgment of the Adviser and Subadvisers, may invest in either growth companies or value companies to the exclusion of the other. In addition, the Fund may invest in ETFs in order to equitize cash balances if cash levels are unusually high and if no potential replacement securities have been identified for purchase in the short-term. ETFs will be selected based on their ability to offer specific sector and style exposure desired. From time to time, the Fund may also invest in the equity securities of foreign companies. The location of companies in which the Fund invests may be determined by (i) the location of the principal securities trading market in which the company trades, (ii) where the company derives 50% or more of its annual revenue from goods produced, sales made or services performed, or (iii) the country in which the company is organized or has a principal office.

The Adviser has responsibility for allocating Fund assets among Subadvisers in a manner that the Adviser believes will reduce tracking error. The Adviser may invest the Fund’s assets directly in the same manner as any Subadviser in pursuit of the Fund’s investment objective. The Adviser may direct a Subadviser to reduce or limit its investment in certain assets or asset classes in order to achieve the desired composition of the Fund’s portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Losing all or a portion of your investment is a risk of investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. More information on the Fund’s principal investment strategies and principal risks is contained in the Fund’s Statement of Additional Information (the “SAI”). The following principal risks could affect the value of your investment:

Equity Risk. Equity securities, which include common stocks, may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Small and Micro Capitalization Company Risk. The Fund’s investments in small and micro capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Market Events Risk. Geopolitical and similar disruptive events with geopolitical consequences, including pandemics (such as COVID-19), may destabilize various countries’ economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Fund invests. Under such circumstances, the Fund may have difficulty liquidating portfolio holdings, particularly at favorable prices. To the extent that the Fund experiences higher levels of redemptions, the Fund may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Fund’s net asset value.

Multi-Manager Risk. The success of the Fund’s strategy depends on, among other things, the Adviser’s skill in selecting Subadvisers and the Subadvisers’ skill in executing the relevant strategy. The Subadvisers’ strategies may be out of favor at any time. In addition, because the Subadvisers each make their trading decisions independently, it is possible that Subadvisers may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses and the Fund may incur losses as a result.

Management Risk. The Fund’s ability to achieve its investment objective depends on the ability of the Adviser or Subadviser to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods.

Value Investment Risk. The Fund may invest in securities the Adviser or Subadviser believes are undervalued. The value of the Fund’s shares may decline, even if stock prices generally are rising because value stocks may fall out of favor with the market or react differently to market, political and economic developments.

Growth Company Risk. The Fund may invest in growth securities that are susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Foreign Investments Risk. Foreign investments may be subject to the same risks as domestic investments and to additional risks which include international trade, currency, political, regulatory and diplomatic risks, which may affect their value. Also, foreign securities are subject to the risk that their market price may not reflect the issuer’s condition because there is not sufficient publicly available information about the issuer. Investments in securities of foreign issuers may also be subject to foreign withholding and other taxes.

Depositary Receipts Risk. The risks of depositary receipts include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.

Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

REIT Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Exchange Traded Funds Risk. An investment in an ETF involves substantially the same risks as investing directly in the underlying securities. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance. The Fund must pay its pro rata portion of an ETF’s fees and expenses. Shares of an ETF may trade at a premium or discount to the net asset value of its portfolio securities. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Only a limited number of institutional investors, known as “authorized participants,” are authorized to purchase and redeem shares from an ETF. As a result, an ETF may trade at a material discount to NAV if authorized participants exit the business or otherwise become unable to process creation and/or redemption orders. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace such that active trading markets may not develop.

Publicly Traded Partnership Risk. Investing in publicly traded partnerships (including master limited partnerships) involves risks not typically associated with publicly traded companies. Publicly traded partnerships are exposed to the risks of their underlying assets, which in many cases includes the same types of risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk. Publicly traded partnerships are also subject to capital markets risk, which is the risk that they are unable to raise capital to execute their growth strategies. Publicly traded partnerships are also subject to a tax risk that they may lose their tax status as a partnership, which, subject to the application of certain partnership audit rules, do not pay tax at the partnership level, and be subject to tax as a corporation.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Rights and Warrants Risk. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a right or warrant does not necessarily change with the value of the underlying securities and a right or warrant ceases to have value if it is not exercised prior to the expiration date. If a right or warrant held by the Fund is not exercised by the date of its expiration, the Fund would lose the entire purchase price of the right or warrant. The market for warrants and rights may be very limited and there may at times not be a liquid secondary market for warrants and rights.

High Portfolio Turnover Risk. The Fund’s strategy may result in high portfolio turnover rates, which may increase the Fund’s brokerage commission costs and negatively impact the Fund’s performance. Such portfolio turnover also may generate net short-term capital gains.

Derivative Instruments Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on the Fund’s performance. The Fund could experience a loss if derivatives do not perform as anticipated or if the Fund is unable to liquidate a position because of an illiquid secondary market.

Indexed Securities and Derivatives Risk. If a security or derivative is linked to the performance of an index, it may be subject to the risks associated with changes in that index. The value of such security or derivative will fluctuate based on changes in the value of the index to which the security or derivative is linked.

Futures Contracts Risk. The primary risks associated with the use of futures contracts are (i) the imperfect correlation between the price of the contract and the change in value of the underlying asset; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close such a contract when desired; (iii) losses caused by unanticipated market movements, which are potentially unlimited; (iv) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (v) the possibility that the counterparty to a contract will default in the performance of its obligations; and (vi) if the Fund has insufficient cash, it may have to sell investments to meet daily variation margin requirements on a futures contract, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The Fund’s Investor Shares had no assets during this period. Therefore there were no annual returns on the Fund’s Investor Shares. Updated performance information is available at www.acuitasinvestments.com or by calling (844) 805-5628 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Institutional Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 805-5628
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acuitasinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Returns as of December 31 Institutional Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown, the highest return for a quarter was 13.15% for the quarter ended March 31, 2019, and the lowest return was -21.06% for the quarter ended December 31, 2018.

The calendar year-to-date total return as of September 30, 2020 was -15.25%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2019)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Fund's Institutional Shares and after-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Russell Microcap® Index is an unmanaged index that measures the performance of the microcap segment of the US equity market, which consists of the smallest 1,000 securities in the Russell 2000® Index and the next 1,000 smallest eligible securities by market capitalization.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Institutional Shares and after-tax returns for other share classes will vary.

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Acuitas US Microcap Fund | Russell Microcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	22.43%
5 Years	rr_AverageAnnualReturnYear05	6.57%
Since Inception	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2014
Acuitas US Microcap Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AFMCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.89%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	556
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	985
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,180
Annual Return 2015	rr_AnnualReturn2015	2.45%
Annual Return 2016	rr_AnnualReturn2016	21.55%
Annual Return 2017	rr_AnnualReturn2017	10.26%
Annual Return 2018	rr_AnnualReturn2018	(12.89%)
Annual Return 2019	rr_AnnualReturn2019	21.89%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(15.25%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.06%)
1 Year	rr_AverageAnnualReturnYear01	21.89%
5 Years	rr_AverageAnnualReturnYear05	7.83%
Since Inception	rr_AverageAnnualReturnSinceInception	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2014
Acuitas US Microcap Fund | Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	21.86%
5 Years	rr_AverageAnnualReturnYear05	6.23%
Since Inception	rr_AverageAnnualReturnSinceInception	6.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2014
Acuitas US Microcap Fund | Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	12.98%
5 Years	rr_AverageAnnualReturnYear05	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 18, 2014
Acuitas US Microcap Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.64%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.14%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	632
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,113
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,442

[1]	Acuitas Investments, LLC (the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and Investor Shares to 1.50% and 1.75%, respectively, through November 1, 2021 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may recoup from the Fund fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such recoupment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.
[2]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap for the Fund’s Institutional Shares that went into effect on July 1, 2020.